Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	September 30, 2018			December 31, 2017
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 2,058	$ 2,058	1	$ 1,833	$ 1,833	1
Assets on deposit	2,434,783	2,028,852	2	1,981,841	1,726,602	2
Financial instruments recorded as liabilities:
Investment-type contracts	2,434,783	2,028,852	2	1,981,841	1,726,602	2
Separate account liabilities	103,929	103,929	2	69,005	69,005	2